UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
November 30, 2016
unaudited
Common stocks 92.76% Information technology 23.03%	Shares	Value (000)
Alphabet Inc., Class C1	3,033,022	$2,299,152
Alphabet Inc., Class A1	2,205,770	1,711,413
Broadcom Ltd.[2]	20,764,905	3,540,209
Microsoft Corp.	52,334,300	3,153,665
Facebook, Inc., Class A1	17,971,000	2,128,126
Oracle Corp.	49,881,000	2,004,717
ASML Holding NV (New York registered)	8,498,941	876,496
ASML Holding NV3	6,609,442	681,169
Alibaba Group Holding Ltd. (ADR)[1]	16,397,100	1,541,655
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	198,610,000	1,137,999
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,913,800	294,341
Apple Inc.	12,742,000	1,408,246
Visa Inc., Class A	16,877,958	1,305,004
Texas Instruments Inc.	11,058,700	817,570
Intuit Inc.	6,812,500	774,445
MasterCard Inc., Class A	7,479,800	764,436
Juniper Networks, Inc.[2]	26,827,923	738,841
Intel Corp.	19,438,000	674,499
Akamai Technologies, Inc.[1,2]	9,700,559	647,027
Nintendo Co., Ltd.[3]	2,610,000	640,533
Samsung Electronics Co., Ltd.[3]	391,132	578,706
Skyworks Solutions, Inc.	7,012,000	538,872
salesforce.com, inc.[1]	7,311,000	526,392
LinkedIn Corp., Class A1	2,320,094	452,975
Accenture PLC, Class A	3,650,000	435,919
Flex Ltd.[1,2]	27,812,000	396,043
TE Connectivity Ltd.	5,618,000	380,002
Applied Materials, Inc.	11,450,000	368,690
Arista Networks, Inc.[1]	3,398,722	322,233
Amphenol Corp., Class A	4,666,500	318,535
Sabre Corp.	11,775,000	304,384
Hexagon AB, Class B3	8,541,102	301,054
Qorvo, Inc.[1]	5,336,243	285,009
Murata Manufacturing Co., Ltd.[3]	1,936,300	267,446
Xilinx, Inc.	4,750,000	256,405
Cloudera, Inc.[1,3,4]	5,402,537	143,761
Adobe Systems Inc.[1]	1,300,000	133,653
VeriSign, Inc.[1]	1,445,000	113,938
First Data Corp., Class A1	7,802,227	113,678
FLIR Systems, Inc.	2,700,000	96,957
Motorola Solutions, Inc.	1,035,052	83,063
Finisar Corp.[1]	2,068,000	68,720
Viavi Solutions Inc.[1]	4,496,600	35,298
Dolby Laboratories, Inc., Class A	733,229	33,839
Yandex NV, Class A1	140,841	2,677
		33,697,792
The Growth Fund of America — Page 1 of 11

unaudited
Common stocks Consumer discretionary 19.67%	Shares	Value (000)
Amazon.com, Inc.[1]	11,262,436	$8,453,247
Home Depot, Inc.	22,487,200	2,909,844
Netflix, Inc.[1,2]	23,277,761	2,723,498
Priceline Group Inc.[1]	1,176,209	1,768,642
Comcast Corp., Class A	24,007,000	1,668,727
Viacom Inc., Class B	26,198,351	981,914
MGM Resorts International[1,2]	30,253,344	868,574
Starbucks Corp.	14,505,000	840,855
Twenty-First Century Fox, Inc., Class A	29,863,200	839,455
Charter Communications, Inc., Class A1	2,899,460	798,250
Time Warner Inc.	7,810,000	717,114
NIKE, Inc., Class B	13,114,800	656,658
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	2,245,000	582,577
CBS Corp., Class B	9,060,000	550,123
Marriott International, Inc., Class A	5,859,476	461,610
Liberty Global PLC, Class C, non-voting[1]	11,476,520	349,460
Liberty Global PLC, Class A1	2,894,280	90,649
BorgWarner Inc.[2]	11,207,259	398,978
lululemon athletica inc.[1]	6,535,000	372,430
Sony Corp.[3]	9,400,000	270,724
AutoNation, Inc.[1,2]	6,000,000	267,960
ServiceMaster Global Holdings, Inc.[1,2]	6,775,000	258,940
Panera Bread Co., Class A1	1,164,040	246,905
Naspers Ltd., Class N3	1,464,000	212,703
Domino’s Pizza, Inc.	1,162,000	195,262
Walt Disney Co.	1,915,000	189,815
D.R. Horton, Inc.	6,685,000	185,308
Kering SA3	800,000	173,434
Cable One, Inc.	206,499	122,053
Tesla Motors, Inc.[1]	580,100	109,871
Wyndham Worldwide Corp.	1,514,700	109,043
Expedia, Inc.	837,346	103,873
Luxottica Group SpA[3]	1,630,000	84,931
Graham Holdings Co., Class B	156,943	76,863
Hermès International[3]	145,000	59,756
Toll Brothers, Inc.[1]	1,700,000	50,422
Tiffany & Co.	290,000	23,919
Sturm, Ruger & Co., Inc.	163,373	8,397
Lennar Corp., Class A	100,000	4,254
		28,787,038
Health care 14.00%
UnitedHealth Group Inc.	21,216,755	3,359,037
Express Scripts Holding Co.[1]	19,519,300	1,481,124
Amgen Inc.	8,622,131	1,242,190
Thermo Fisher Scientific Inc.	8,408,000	1,178,045
Illumina, Inc.[1,2]	8,506,457	1,132,550
AbbVie Inc.	14,045,000	853,936
AbbVie Inc.[3,5]	2,433,249	146,462
Stryker Corp.	8,573,716	974,489
Regeneron Pharmaceuticals, Inc.[1]	2,558,000	970,096
Gilead Sciences, Inc.	13,147,097	968,941
Humana Inc.	3,967,000	843,543
BioMarin Pharmaceutical Inc.[1]	8,539,041	731,198
McKesson Corp.	5,006,500	719,985
The Growth Fund of America — Page 2 of 11

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Alexion Pharmaceuticals, Inc.[1]	5,856,889	$717,996
Boston Scientific Corp.[1]	32,680,000	668,633
Aetna Inc.	4,519,000	591,266
Vertex Pharmaceuticals Inc.[1]	6,993,000	570,699
Medtronic PLC	6,290,000	459,233
Teva Pharmaceutical Industries Ltd. (ADR)	11,364,944	428,458
Incyte Corp.[1]	3,882,000	397,090
Merck & Co., Inc.	2,860,000	175,003
WellCare Health Plans, Inc.[1]	1,200,000	164,424
St. Jude Medical, Inc.	2,066,266	163,648
Ultragenyx Pharmaceutical Inc.[1]	2,042,049	159,872
Grifols, SA, Class B, preferred non-voting, non-registered shares[3]	7,740,000	121,527
Bristol-Myers Squibb Co.	2,026,000	114,347
ResMed Inc.	1,780,000	109,434
Kite Pharma, Inc.[1]	2,065,100	105,176
Centene Corp.[1]	1,815,956	104,654
PerkinElmer, Inc.	1,935,000	98,143
Danaher Corp.	1,200,000	93,804
bluebird bio, Inc.[1]	1,471,825	88,825
athenahealth, Inc.[1]	900,000	85,140
Intercept Pharmaceuticals, Inc.[1]	812,700	82,180
Edwards Lifesciences Corp.[1]	931,600	77,183
Quintiles IMS Holdings Inc.[1]	942,464	72,409
Abbott Laboratories	1,656,726	63,072
ACADIA Pharmaceuticals Inc.[1]	2,210,000	59,648
Endo International PLC[1]	2,548,134	40,796
Acerta Pharma BV1,3,4	273,779,325	26,799
Hologic, Inc.[1]	646,200	24,736
Juno Therapeutics, Inc.[1]	1,110,000	22,255
		20,488,046
Energy 11.09%
EOG Resources, Inc.	26,662,108	2,733,399
Schlumberger Ltd.	21,683,484	1,822,497
Halliburton Co.	28,133,600	1,493,613
Pioneer Natural Resources Co.	7,713,000	1,473,491
Canadian Natural Resources, Ltd.	40,674,710	1,372,578
Concho Resources Inc.[1,2]	9,595,484	1,372,346
Noble Energy, Inc.[2]	25,967,053	990,903
Apache Corp.	10,645,900	702,097
Suncor Energy Inc.	19,845,520	632,019
Cimarex Energy Co.	2,926,400	403,492
Seven Generations Energy Ltd., Class A1	16,466,834	379,278
Chevron Corp.	3,000,000	334,680
Range Resources Corp.	8,435,000	296,743
Cabot Oil & Gas Corp.	12,337,495	272,905
Enbridge Inc. (CAD denominated)	5,997,064	252,240
Weatherford International PLC[1]	48,577,617	248,232
Tourmaline Oil Corp.[1]	6,671,000	179,973
Tourmaline Oil Corp., subscription receipts[1,3,4]	2,136,000	54,744
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	131,568
Royal Dutch Shell PLC, Class B3	2,535,910	67,668
Royal Dutch Shell PLC, Class A (ADR)	95,587	4,885
Royal Dutch Shell PLC, Class A (GBP denominated)[3]	123,669	3,149
Murphy Oil Corp.	5,974,500	202,595
The Growth Fund of America — Page 3 of 11

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Southwestern Energy Co.[1]	15,144,432	$171,889
CONSOL Energy Inc.	6,235,000	128,316
Golar LNG Ltd.	4,343,190	105,974
Plains GP Holdings, LP, Class A	3,005,918	105,688
Centennial Resource Development, Inc., Class A1,5	4,285,000	77,987
Centennial Resource Development, Inc., Class A1	445,700	8,112
TOTAL SA3	1,262,024	60,405
BP PLC[3]	7,678,899	44,547
BP PLC (ADR)	289,669	10,142
Baker Hughes Inc.	784,202	50,448
Tullow Oil PLC[3]	8,520,262	32,015
Denbury Resources Inc.[1]	3,244,160	12,263
Chesapeake Energy Corp.[1]	140,000	980
		16,233,861
Financials 7.71%
American International Group, Inc.	37,043,567	2,345,969
Berkshire Hathaway Inc., Class A1	5,531	1,310,847
Berkshire Hathaway Inc., Class B1	4,513,508	710,607
Goldman Sachs Group, Inc.	7,483,431	1,641,042
JPMorgan Chase & Co.	10,800,000	865,836
Capital One Financial Corp.	7,275,000	611,391
Chubb Ltd.	3,456,100	442,381
CIT Group Inc.	10,079,000	411,727
HDFC Bank Ltd.[3]	14,293,408	286,986
HDFC Bank Ltd. (ADR)	1,612,000	104,006
CME Group Inc., Class A	3,407,000	384,684
Legal & General Group PLC[3]	111,984,892	329,139
AIA Group Ltd.[3]	52,400,000	319,081
Onex Corp.	4,200,000	294,779
First Republic Bank	3,265,200	267,420
Signature Bank[1]	1,615,955	242,248
Progressive Corp.	4,925,000	164,002
UBS Group AG3	6,765,666	107,604
Wells Fargo & Co.	2,030,000	107,428
Citigroup Inc.	1,841,000	103,814
Bank of Ireland[1,3]	420,200,000	91,143
Leucadia National Corp.	3,438,208	75,709
Financial Engines, Inc.	1,952,000	68,027
		11,285,870
Consumer staples 4.94%
Philip Morris International Inc.	17,538,367	1,548,287
Kroger Co.	35,847,341	1,157,869
Costco Wholesale Corp.	5,929,000	890,002
Kraft Heinz Co.	5,500,000	449,075
Coca-Cola Co.	9,920,000	400,272
Kerry Group PLC, Class A3	5,565,824	394,226
Mead Johnson Nutrition Co.	4,976,979	358,790
Constellation Brands, Inc., Class A	2,235,000	337,798
Walgreens Boots Alliance, Inc.	2,950,000	249,954
Herbalife Ltd.[1]	4,638,000	227,401
Nestlé SA3	2,387,600	160,629
Pinnacle Foods Inc.	3,225,000	159,831
Glanbia PLC[3]	9,210,617	156,044
The Growth Fund of America — Page 4 of 11

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Pernod Ricard SA3	1,325,000	$138,802
Associated British Foods PLC[3]	4,335,700	138,333
Reynolds American Inc.	2,305,500	124,728
Avon Products, Inc.	21,720,000	116,636
Coca-Cola European Partners PLC	3,136,700	101,817
Procter & Gamble Co.	849,877	70,081
Coty Inc., Class A	2,585,975	48,384
		7,228,959
Industrials 4.55%
Union Pacific Corp.	8,367,982	847,928
Boeing Co.	3,560,000	535,993
CSX Corp.	13,523,700	484,284
Ryanair Holdings PLC (ADR)[1]	5,399,758	431,117
Rockwell Collins, Inc.	4,645,000	430,684
TransDigm Group Inc.	1,670,500	420,014
General Dynamics Corp.	2,314,000	405,760
Lockheed Martin Corp.	1,192,000	316,178
Cummins Inc.	2,135,000	302,700
Johnson Controls International PLC	6,502,194	292,469
Delta Air Lines, Inc.	5,930,000	285,707
Nielsen Holdings PLC	6,509,500	280,559
Old Dominion Freight Line, Inc.[1]	2,794,423	243,953
United Continental Holdings, Inc.[1]	3,002,944	207,053
Roper Technologies, Inc.	1,010,000	182,921
J.B. Hunt Transport Services, Inc.	1,748,612	166,765
MTU Aero Engines AG3	1,569,559	164,865
IDEX Corp.	1,400,000	131,054
Caterpillar Inc.	1,185,000	113,239
Meggitt PLC[3]	14,486,455	85,625
United Technologies Corp.	775,000	83,483
Northrop Grumman Corp.	315,000	78,640
Sensata Technologies Holding NV1	1,360,000	50,823
Fortive Corp.	854,724	47,001
Oshkosh Corp.	622,983	43,609
Norfolk Southern Corp.	219,100	23,325
		6,655,749
Materials 2.71%
E.I. du Pont de Nemours and Co.	10,017,500	737,388
Freeport-McMoRan Inc.	47,999,000	736,785
Vale SA, Class A, preferred nominative	39,098,400	295,372
Vale SA, Class A, preferred nominative (ADR)	21,224,650	159,185
First Quantum Minerals Ltd.	33,150,000	378,561
Praxair, Inc.	2,715,000	326,615
Celanese Corp., Series A	3,300,000	261,756
Syngenta AG3	624,000	238,348
Albemarle Corp.	2,337,301	205,168
BHP Billiton PLC[3]	11,474,000	189,454
Rio Tinto PLC[3]	4,682,000	176,514
HeidelbergCement AG3	1,960,000	175,653
Monsanto Co.	744,000	76,416
		3,957,215
The Growth Fund of America — Page 5 of 11

unaudited
Common stocks Real estate 0.75%	Shares	Value (000)
American Tower Corp. REIT	4,952,155	$506,457
Iron Mountain Inc. REIT	5,000,000	165,000
Howard Hughes Corp.[1]	1,391,165	158,315
Crown Castle International Corp. REIT	1,795,000	149,811
Equinix, Inc. REIT	308,139	104,385
Weyerhaeuser Co. REIT[1]	422,321	13,020
		1,096,988
Telecommunication services 0.54%
T-Mobile US, Inc.[1]	8,230,205	446,159
Zayo Group Holdings, Inc.[1]	10,008,512	345,294
NII Holdings, Inc.[1]	2,464,163	4,189
		795,642
Miscellaneous 3.77%
Other common stocks in initial period of acquisition		5,522,923
Total common stocks (cost: $82,004,026,000)		135,750,083
Preferred securities 0.08% Financials 0.00%
Fannie Mae, Series O, 7.00% noncumulative[1]	133,489	1,869
Miscellaneous 0.08%
Other preferred securities in initial period of acquisition		110,245
Total preferred securities (cost: $61,936,000)		112,114
Rights & warrants 0.09% Financials 0.09%
JP Morgan Chase & Co., warrants, expire 2018[1]	3,390,000	130,481
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	3,570
		134,051
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,4]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,4]	1,672	—
		—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		206
Total rights & warrants (cost: $116,066,000)		134,257
Convertible stocks 0.10% Consumer discretionary 0.10%
Uber Technologies, Inc., Series F, convertible preferred[3,4]	2,884,815	140,699
Total convertible stocks (cost: $114,350,000)		140,699
The Growth Fund of America — Page 6 of 11

unaudited
Convertible bonds 0.01% Miscellaneous 0.01%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$15,559
Total convertible bonds (cost: $17,300,000)		15,559
Bonds, notes & other debt instruments 0.09% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%
U.S. Treasury 1.625% 2026	$ 149,700	140,010
Total bonds, notes & other debt instruments (cost: $150,543,000)		140,010
Short-term securities 6.69%
Apple Inc. 0.51%–0.62% due 1/13/2017–1/26/2017[5]	282,300	282,094
Caterpillar Inc. 0.52% due 12/13/2016[5]	43,300	43,294
Chevron Corp. 0.59%–0.82% due 1/4/2017–1/23/2017[5]	256,100	255,947
Ciesco LLC 0.88%–1.23% due 12/12/2016–3/13/2017[5]	160,000	159,837
Coca-Cola Co. 0.63% due 12/9/2016[5]	50,000	49,996
Emerson Electric Co. 0.46% due 12/12/2016–12/14/2016[5]	96,100	96,086
Estée Lauder Companies Inc. 0.55%–0.75% due 1/10/2017–2/15/2017[5]	208,100	207,861
ExxonMobil Corp. 0.42%–0.57% due 12/7/2016–1/24/2017	272,300	272,206
Federal Farm Credit Banks 0.52%–0.61% due 1/26/2017–7/12/2017	215,000	214,451
Federal Home Loan Bank 0.27%–0.56% due 12/2/2016–5/25/2017	4,475,366	4,470,812
Freddie Mac 0.37%–0.50% due 12/19/2016–2/1/2017	406,900	406,729
GE Capital Treasury Services (U.S.) LLC 0.51% due 1/17/2017	100,000	99,935
General Electric Capital Corp. 0.43% due 12/20/2016	50,000	49,989
IBM Corp. 0.50% due 12/2/2016[5]	48,500	48,499
Johnson & Johnson 0.43% due 12/21/2016[5]	140,000	139,968
JPMorgan Chase & Co. 1.03% due 3/13/2017	93,500	93,562
Jupiter Securitization Co., LLC 0.88%–1.00% due 12/16/2016–1/27/2017[5]	75,000	74,936
Microsoft Corp. 0.61%–0.83% due 1/10/2017–2/22/2017[5]	268,000	267,716
PepsiCo Inc. 0.42% due 12/12/2016[5]	18,600	18,598
Pfizer Inc. 0.45%–0.64% due 12/6/2016–12/13/2016[5]	212,300	212,280
Private Export Funding Corp. 0.70% due 12/1/2016–12/2/2016[5]	95,000	94,999
Qualcomm Inc. 0.60% due 1/24/2017[5]	70,500	70,442
U.S. Treasury Bills 0.38%–0.50% due 12/1/2016–3/9/2017	1,693,600	1,692,634
United Parcel Service Inc. 0.40%–0.60% due 12/1/2016–12/19/2016[5]	53,300	53,296
USAA Capital Corp. 0.41% due 12/6/2016	100,000	99,994
Wal-Mart Stores, Inc. 0.40% due 12/7/2016[5]	122,700	122,692
Wells Fargo Bank, N.A. 1.01%–1.09% due 1/4/2017–5/16/2017	187,800	187,904
Total short-term securities (cost: $9,786,583,000)		9,786,757
Total investment securities 99.82% (cost: $92,250,804,000)		146,079,479
Other assets less liabilities 0.18%		270,179
Net assets 100.00%		$146,349,658
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Growth Fund of America — Page 7 of 11

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $187,972,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 11/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	12/7/2016	Barclays Bank PLC	$69,820	€62,800	$3,247
Euros	12/7/2016	JPMorgan Chase	$99,290	€91,150	2,662
					$5,909
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2016 (000)
Broadcom Ltd.	22,178,905	—	1,414,000	20,764,905	$11,311	$3,540,209
Netflix, Inc.[1]	23,034,761	243,000	—	23,277,761	—	2,723,498
Concho Resources Inc.[1]	9,516,984	78,500	—	9,595,484	—	1,372,346
Illumina, Inc.[1]	8,315,957	190,500	—	8,506,457	—	1,132,550
Noble Energy, Inc.	26,435,185	478,468	946,600	25,967,053	2,691	990,903
MGM Resorts International[1]	30,253,344	—	—	30,253,344	—	868,574
Juniper Networks, Inc.	19,827,923	7,000,000	—	26,827,923	2,683	738,841
Akamai Technologies, Inc.[1]	8,750,000	2,775,559	1,825,000	9,700,559	—	647,027
BorgWarner Inc.	11,207,259	—	—	11,207,259	1,569	398,978
Flex Ltd.[1]	27,812,000	—	—	27,812,000	—	396,043
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	267,960
ServiceMaster Global Holdings, Inc.[1,6]	6,635,000	140,000	—	6,775,000	—	258,940
Oshkosh Corp.[7]	3,685,600	—	3,062,617	622,983	131	—
bluebird bio, Inc.[1,7]	1,897,076	305,255	730,506	1,471,825	—	—
Weatherford International PLC[1,7]	69,950,382	12,750,000	34,122,765	48,577,617	—	—
Kroger Co.[7]	48,872,341	1,365,000	14,390,000	35,847,341	4,235	—
					$22,620	$13,335,869
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $9,341,015,000, which represented 6.38% of the net assets of the fund. This amount includes $8,541,027,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,422,990,000, which represented 1.66% of the net assets of the fund.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2016; it was not publicly disclosed.
[7]	Unaffiliated issuer at 11/30/2016.

The Growth Fund of America — Page 8 of 11

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Cloudera, Inc.	6/29/2015-8/27/2015	$174,989	$143,761.10%
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	114,350	140,699.10
Tourmaline Oil Corp., subscription receipts	10/20/2016	56,138	54,743.04
Acerta Pharma BV	5/7/2015	15,750	26,799.02
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	—	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	—	.00
Total private placement securities		$ 376,029	$ 366,002.26%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
The Growth Fund of America — Page 9 of 11

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$29,947,124	$3,606,907	$143,761	$33,697,792
Consumer discretionary	27,985,490	801,548	—	28,787,038
Health care	20,193,258	267,989	26,799	20,488,046
Energy	15,971,333	262,528	—	16,233,861
Financials	10,151,917	1,133,953	—	11,285,870
Consumer staples	6,240,925	988,034	—	7,228,959
Industrials	6,405,259	250,490	—	6,655,749
Materials	3,177,246	779,969	—	3,957,215
Real estate	1,096,988	—	—	1,096,988
Telecommunication services	795,642	—	—	795,642
Miscellaneous	4,584,585	938,338	—	5,522,923
Preferred securities	112,114	—	—	112,114
Rights & warrants	134,257	—	—	134,257
Convertible stocks	—	—	140,699	140,699
Convertible bonds	—	15,559	—	15,559
Bonds, notes & other debt instruments	—	140,010	—	140,010
Short-term securities	—	9,786,757	—	9,786,757
Total	$126,796,138	$18,972,082	$311,259	$146,079,479

The Growth Fund of America — Page 10 of 11

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,909	$—	$5,909
*	Securities with a value of $7,818,540,000, which represented 5.34% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$55,777,905
Gross unrealized depreciation on investment securities	(2,152,198)
Net unrealized appreciation on investment securities	53,625,707
Cost of investment securities	92,453,772

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
€ = Euros
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0117O-S54105	The Growth Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 27, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 27, 2017